Total Capital and Net Income Per Common Unit - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) distributionPayments boardOfDirectorElections lease $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 2,690	$ 0	$ 0
Total cost			$ 15,635
Redemption price (USD per unit) | $ / shares	$ 25.00
number of classes of stock in the company | lease	3
Preferred Units | Series A preferred stock
Capital Unit [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares	$ 0.5625
Preferred Units | Series B Preferred Units
Capital Unit [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares	$ 0.53125
Dividend rate, basis spread on variable rate	6.241%
Preferred Units | Series A
Capital Unit [Line Items]
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments	6
Preferred Units | Series A | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections	1
Preferred Units | Series B
Capital Unit [Line Items]
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments	6
Preferred Units | Series B | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections	1
Repurchase agreements | Preferred Units
Capital Unit [Line Items]
Stock Repurchase Program, Authorized Amount				$ 30,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 27,300
Repurchase agreements | Preferred Units | Series A preferred stock
Capital Unit [Line Items]
Treasury Stock, Preferred, Shares | shares	38,057
Payments for Repurchase of Preferred Stock and Preference Stock	$ 900
Repurchase agreements | Preferred Units | Series B Preferred Units
Capital Unit [Line Items]
Treasury Stock, Preferred, Shares | shares	72,804
Payments for Repurchase of Preferred Stock and Preference Stock	$ 1,800